CT&T FUNDS

Montag & Caldwell Growth Fund
Chicago Trust Growth & Income Fund
Chicago Trust Talon Fund
Chicago Trust Asset Allocation Fund
Montag & Caldwell Balanced Fund
Chicago Trust Bond Fund
Chicago Trust Municipal Bond Fund
Chicago Trust Money Market Fund

Supplement to Prospectus and Statement of Additional Information
Dated February 28, 1997

The following information revises the disclosure found in the Prospectus and Statement of Additional Information of the funds listed above (each a "Fund"):

Effective June 1, 1997, First Data Investor Services Group, Inc. (the "Transfer Agent") replaces FPS Services, Inc. as transfer agent of the Funds. The Transfer Agent will maintain the records of each shareowner's account, answer shareowner inquiries concerning accounts, process purchases and redemptions of shares of the Funds, act as dividend and disbursing agent and perform other shareowner service functions. All references to the Transfer Agent in the Prospectus and Statement of Additional Information shall incorporate this change. The principal offices of the Transfer Agent are located at 4400 Computer Drive, Westborough, Massachusetts 01581. All correspondence regarding the Funds should be sent to CT&T Funds, P.O. Box 5164, Westborough, Massachusetts 01581.

Effective June 1, 1997, First Data Distributors, Inc. (the "Underwriter") replaces FPS Broker Services, Inc. as underwriter of the Funds' shares. All references to the Underwriter in the Prospectus and Statement of Additional Information shall incorporate this change. The principal offices of the Underwriter are located at 4400 Computer Drive, Westborough, Massachusetts 01581.

Effective June 1, 1997, First Data Investor Services Group, Inc. (the "Sub-Administrator") replaces FPS Services, Inc. as sub-administrator of the Funds. The Chicago Trust Company ("Chicago Trust") is the Funds' Administrator. For services provided as the Funds' Administrator, Chicago Trust will receive the following fees, which are paid in total to the Sub-Administrator:

	Administration Fees		Custody Liaison Fees
Fee (% of
Funds'
aggregate
daily net	Average Daily	Annual Fee	Average Daily Net
assets)	Net Assets		(per Fund)	Assets (per Fund)
0.060		up to $2 billion	$10,000	up to $100 million
0.045		$2 billion to 	$15,000	$100 million to $500
		$3.5 billion			billion
0.040		over $3.5 billion	$20,000	over $500 million

All references to the Sub-Administrator in the Prospectus and Statement of Additional Information shall incorporate this change. The principal offices of the Sub-Administrator are located at 53
State Street, Boston, Massachusetts 02109.

Effective June 1, 1997, Bankers Trust Company (the "Custodian") replaces UMB Bank, n.a. as custodian of the Funds' assets. All references to the Custodian in the Prospectus and Statement of Additional Information shall incorporate this change. The principal offices of the Custodian are located at 16 Wall Street, New York, New York 10005.

Effective June 2, 1997, the current shareowner services number of 1-800-992-8151 will also serve as an automated shareowner account information line which may be accessed by shareowners 24-hours a day, seven days a week. This line will provide account balance information, confirmation of recent transactions, daily net asset values, yields and dividend information and exchanges between Funds. Shareowners may continue to speak to a shareowner service representative Monday through Friday between the hours of 9:00 a.m. and 7:00 p.m. Eastern Time by calling 1-800-992-8151.


May 23, 1997

CT&T FUNDS

Montag & Caldwell Growth Fund
(Class I Shares)

Supplement to Prospectus
Dated February 28, 1997

The following information revises the disclosure found in the Prospectus for the Fund listed above:

Effective June 1, 1997, First Data Investor Services Group, Inc. (the "Transfer Agent") replaces FPS Services, Inc. as transfer agent of the Fund. The Transfer Agent will maintain the records of each shareowner's account, answer shareowner inquiries concerning accounts, process purchases and redemptions of shares of the Fund, act as dividend and disbursing agent and perform other shareowner service functions. All references to the Transfer Agent in the Prospectus shall incorporate this change. The principal offices of the Transfer Agent are located at 4400 Computer Drive, Westborough, Massachusetts 01581. All correspondence regarding the Fund should be sent to CT&T Funds, P.O. Box 5164, Westborough, Massachusetts 01581.

Effective June 1, 1997, First Data Distributors, Inc. (the "Underwriter") replaces FPS Broker Services, Inc. as underwriter of the Fund's shares. All references to the Underwriter in the Prospectus shall incorporate this change. The principal offices of the Underwriter are located at 4400 Computer Drive, Westborough, Massachusetts 01581.

Effective June 1, 1997, First Data Investor Services Group, Inc. (the "Sub-Administrator") replaces FPS Services, Inc. as sub-administrator of the Fund. The Chicago Trust Company ("Chicago Trust") is the Fund's Administrator. For services provided as the Fund's Administrator, Chicago Trust will receive the following fees, which are paid in total to the Sub-Administrator:

	Administration Fees		Custody Liaison Fees
Fee (% of
Funds'
aggregate
daily net	Average Daily					Average Daily Net
assets)		Net Assets		Annual Fee		Assets
0.060		up to $2 billion	$10,000		up to $100 million
0.045		$2 billion to 	$15,000		$100 million to $500
			$3.5 billion					billion
0.040		over $3.5 billion	$20,000		over $500 million

All references to the Sub-Administrator in the Prospectus shall incorporate this change. The principal offices of the Sub-
Administrator are located at 53 State Street, Boston,
Massachusetts 02109.

Effective June 1, 1997, Bankers Trust Company (the "Custodian") replaces UMB Bank, n.a. as custodian of the Fund's assets. All references to the Custodian in the Prospectus shall incorporate this change. The principal offices of the Custodian are located at 16 Wall Street, New York, New York 10005.

Effective June 2, 1997, the current shareowner services number of 1-800-992-8151 will also serve as an automated shareowner account information line which may be accessed by shareowners 24-hours a day, seven days a week. This line will provide account balance information, confirmation of recent transactions, daily net asset value, yields and dividend information. Shareowners may continue to speak to a shareowner service representative Monday through Friday between the hours of 9:00 a.m. and 7:00 p.m. Eastern Time by calling 1-800-992-8151.


May 23, 1997